Accounts receivable (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounts Receivable, Net [Abstract]
Accounts receivable - trade	$ 9,098,991	$ 5,050,951	$ 5,254,562
Accounts receivable - related party	85,555	93,506	14,630
Allowance for doubtful accounts	(13,328)	0	0
Accounts receivable, net	$ 9,184,546	$ 5,144,457	$ 5,269,192